Mortgage Notes Payable (Future Minimum Payments) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt		$ 1,053,648
Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
2016		1,014
2017	$ 1,080	1,080
2018	1,143	1,143
2019	1,211	1,211
2020	650,808	650,808
Thereafter	384,451	398,392
Long-term Debt	1,022,344	$ 1,033,582
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 262